Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation

Share-based compensation recognized for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cost of revenues	3,845	1,788	556	80
Selling and marketing expenses	2,012	994	59	8
General and administrative expenses	9,458	5,702	474	68
Research and development expenses	11,440	5,666	3,429	490
Total	26,755	14,150	4,518	646

Schedule of Stock Option Activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2023, 2024 and 2025.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB

Outstanding at January 1, 2023	60,651	863	61,514	0.0001	2.98	13,452
Granted	15,593	-	15,593	0.0001	-	-
Exercised	(4,632)	-	(4,632)	0.0001	-	-
Forfeited	(326)	-	(326)	0.0001	-	-
Outstanding at December 31, 2023	71,286	863	72,149	0.0001	2.16	6,950
Exercisable as of December 31, 2023	36,811	863	37,674	0.0001	-	3,629

Outstanding at January 1, 2024	71,286	863	72,149	0.0001	2.16	6,950
Granted	-	-	-	-	-	-
Exercised	(8,729)	-	(8,729)	-	-	-
Forfeited	(4,497)	-	(4,497)	-	-	-
Outstanding at December 31, 2024	58,060	863	58,923	0.0001	1.63	5,676
Exercisable as of December 31, 2024	44,498	863	45,361	0.0001	-	4,369

Outstanding at January 1, 2025	58,060	863	58,923	0.0001	1.63	5,676
Granted	-	-	-	-	-	-
Exercised	(36,623)	-	(36,623)	-	-	-
Forfeited	(767)	-	(767)	-	-	-
Outstanding at December 31, 2025	20,670	863	21,533	0.0001	0.88	8,778
Exercisable as of December 31, 2025	15,447	863	16,310	0.0001	-	6,649

Schedule of Restricted Share Units Activities

	Number of Restricted Share Units Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	US$

January 1, 2023	8,196	0.29
Awarded	6,688	0.03
Forfeited	(5,558)	0.24
Vested	(9,148)	0.10
Outstanding at December 31, 2023	178	0.16

January 1, 2024	178	0.16
Awarded	-	-
Forfeited	(82)	0.08
Vested	(48)	0.22
Outstanding at December 31, 2024	48	0.22

January 1, 2025	48	0.22
Awarded	-	-
Forfeited	-	-
Vested	(48)	0.22
Outstanding at December 31, 2025	-	-